Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Weighted-average amortization period	3 years
Gross carrying amount	¥ 159,759	¥ 153,169
Accumulated amortization	30,347	26,169
Impairment amount	(104,240)	(99,939)
Net carrying amount	25,172	27,061
Amortization of intangible assets	4,209	14,826	¥ 11,245
Impairment loss of intangible assets	4,328	¥ 99,939	¥ 0
Expected amortization expense relating to the existing intangible assets
2021	3,830
2022	3,302
2023	2,852
2024	2,289
2025	2,152
Thereafter	¥ 10,747
Technology
Intangible assets
Weighted-average amortization period	8 years 6 months	8 years 6 months
Gross carrying amount	¥ 71,000	¥ 71,000
Accumulated amortization	11,137	11,137
Impairment amount	(59,863)	(59,863)
Customer relationship
Intangible assets
Gross carrying amount	26,362	24,244
Accumulated amortization	6,534	5,701
Impairment amount	(18,050)	(17,348)
Net carrying amount	¥ 1,778	¥ 1,195
Non-compete agreement
Intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months
Gross carrying amount	¥ 28,900	¥ 28,900
Accumulated amortization	7,006	7,006
Impairment amount	¥ (21,894)	¥ (21,894)
Software
Intangible assets
Weighted-average amortization period	3 years	3 years
Gross carrying amount	¥ 5,531	¥ 4,442
Accumulated amortization	3,420	2,232
Impairment amount	(833)	(834)
Net carrying amount	1,278	¥ 1,376
Brand
Intangible assets
Weighted-average amortization period		8 years
Gross carrying amount	4,904	¥ 2,239
Accumulated amortization	566	93
Net carrying amount	¥ 4,338	¥ 2,146
Backlog
Intangible assets
Weighted-average amortization period	3 years
Gross carrying amount	¥ 800
Accumulated amortization	200
Net carrying amount	¥ 600
License
Intangible assets
Weighted-average amortization period	15 years	15 years
Gross carrying amount	¥ 22,262	¥ 22,344
Accumulated amortization	1,484
Impairment amount	(3,600)
Net carrying amount	¥ 17,178	¥ 22,344
Minimum | Customer relationship
Intangible assets
Weighted-average amortization period	3 years	3 years
Minimum | Brand
Intangible assets
Weighted-average amortization period	8 years
Maximum | Customer relationship
Intangible assets
Weighted-average amortization period	5 years 6 months	5 years 6 months
Maximum | Brand
Intangible assets
Weighted-average amortization period	10 years